Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018 USD ($)
Income Taxes [Line Items]
Deferred tax assets related to net operating loss carry forwards	¥ 19,992,808			$ 2,907,833
Deferred tax assets related to net operating loss carry forwards, beginning expire year if not utilized	2019
Deferred tax assets related to net operating loss carry forwards, ending expire year if not utilized	2023
Cumulative amount of the temporary differences in respect of investments in foreign subsidiaries	¥ 745,000,000			108,000,000
Unrecognized deferred tax liabilities	¥ 298,000,000			$ 43,000,000
PRC Corporate Income Tax Law [Member]
Income Taxes [Line Items]
Examinations of tax filings, period	5 years
China [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Withholding tax amount	¥ 0
Income tax rate	16.50%
Cayman Islands [Member]
Income Taxes [Line Items]
Withholding tax amount	¥ 0